LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Schedule of Obligation Recognized for Post-Employment Defined Benefit Plans
The amounts recognized in the statement of financial position, in respect of a defined benefit plan (see note 2(k)(i)(2)) and changes during the year in the obligation recognized for post-employment defined benefit plans were as follows:

	New Israeli Shekels in millions
	Present value of obligation	Fair value of plan assets	Total
At January 1, 2016	133	(99)	34
Current service cost	17		17
Interest expense (income)	5	(3)	2
Employer contributions		(12)	(12)
Benefits paid	(19)	9	(10)
Remeasurements:
Experience loss	9		9
Loss (gain) from change in demographic assumptions	(4)		(4)
Loss from change in financial assumptions	1		1
Return on plan assets		2	2
At December 31, 2016	142	(103)	39
Current service cost	11		11
Past service cost	4		4
Interest expense (income)	4	(3)	1
Employer contributions		(9)	(9)
Benefits paid	(25)	17	(8)
Remeasurements:
Experience loss	2		2
Loss (gain) from change in financial assumptions	1		1
Return on plan assets		(1)	(1)
At December 31, 2017	139	(99)	40

Schedule of Principal Actuarial Assumptions
The principal actuarial assumptions used were as follows:

	December 31
	2016	2017
Interest rate weighted average	2.95%	2.73%
Inflation rate weighted average	1.04%	1.11%
Expected turnover rate	9%-56%	9%-56%
Future salary increases	1%-6%	1%-6%

Schedule of Sensitivity of Defined Benefit Obligation to Changes
The sensitivity of the defined benefit obligation to changes in the principal assumptions is:

	December 31, 2017
	NIS in millions
	Increase of 10% of the assumption	Decrease of 10% of the assumption
Interest rate	(0.6)	0.8
Expected turnover rate	0.2	(0.3)
Future salary increases	0.4	(0.4)

Schedule of Expected Maturity Analysis of Undiscounted Defined Benefits	Expected maturity analysis of undiscounted defined benefits as at December 31, 2017:
NIS in millions
2018	24
2019	20
2020	11
2021 and 2022	20
2023 and thereafter	83
158